UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                     DATE OF REPORTING PERIOD: JULY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS



SCHEDULE OF INVESTMENTS (UNAUDITED)
JULY 31, 2008

United Association S&P 500 Index Fund

Description                                               Shares        Value
-----------                                             ---------   ------------
COMMON STOCK (97.3%)
   CONSUMER DISCRETIONARY (7.8%)
   Abercrombie & Fitch, Cl A                                1,603   $     88,518
   Amazon.com *                                             5,778        441,092
   Apollo Group, Cl A *                                     2,547        158,653
   AutoNation *                                             2,447         25,253
   Autozone *                                                 774        100,844
   Bed Bath & Beyond *                                      4,698        130,745
   Best Buy                                                 6,385        253,612
   Big Lots *                                               1,732         52,757
   Black & Decker                                           1,016         60,980
   Carnival                                                 7,852        290,053
   CBS, Cl B                                               11,907        194,798
   Centex                                                   2,136         31,356
   Coach *                                                  6,567        167,524
   Comcast, Cl A                                           54,611      1,126,079
   Darden Restaurants                                       2,461         80,155
   Dillard's, Cl A                                            849          8,583
   DIRECTV Group *                                         13,473        364,040
   DR Horton                                                4,857         54,010
   Eastman Kodak                                            4,254         62,279
   Expedia *                                                3,949         77,282
   Family Dollar Stores                                     2,459         57,295
   Ford Motor *                                            39,450        189,360
   Fortune Brands                                           2,625        150,439
   GameStop, Cl A *                                         3,069        124,325
   Gannett                                                  3,533         64,018
   Gap                                                      7,580        122,190
   General Motors                                           9,273        102,652
   Genuine Parts                                            2,742        109,982
   Goodyear Tire & Rubber *                                 4,324         84,880
   H&R Block                                                5,999        145,956
   Harley-Davidson                                          4,164        157,566
   Harman International Industries                          1,036         42,652
   Hasbro                                                   2,596        100,517
   Home Depot                                              31,077        740,565
   IAC *                                                    2,963         51,734
   International Game Technology                            5,506        119,535
   Interpublic Group *                                      8,966         78,811
   JC Penney                                                3,779        116,507
   Johnson Controls                                        10,830        326,633
   Jones Apparel Group                                      1,272         21,293
   KB Home                                                  1,317         23,166
   Kohl's *                                                 5,667        237,504
   Leggett & Platt                                          3,190         62,205
   Lennar, Cl A                                             2,420         29,282

Description                                               Shares        Value
-----------                                             ---------   ------------
   Limited Brands                                           5,416   $     89,310
   Liz Claiborne                                            1,364         17,827
   Lowe's                                                  26,910        546,811
   Macy's                                                   7,233        136,053
   Marriott International, Cl A                             5,385        139,525
   Mattel                                                   6,278        125,874
   McDonald's                                              20,763      1,241,420
   McGraw-Hill                                              5,901        239,994
   Meredith                                                   585         14,953
   New York Times, Cl A                                     1,967         24,764
   Newell Rubbermaid                                        4,237         70,038
   News, Cl A                                              42,121        595,170
   Nike, Cl B                                               7,060        414,281
   Nordstrom                                                3,289         94,526
   Office Depot *                                           4,673         31,776
   Omnicom Group                                            5,912        252,383
   Polo Ralph Lauren, Cl A                                  1,146         67,809
   Pulte Homes                                              3,742         45,690
   RadioShack                                               1,917         31,976
   Scripps Networks Interactive, Cl A                       1,646         66,729
   Sears Holdings *                                         1,165         94,365
   Sherwin-Williams                                         1,817         96,755
   Snap-On                                                  1,158         65,184
   Stanley Works                                            1,257         55,911
   Staples                                                 13,047        293,557
   Starbucks *                                             13,612        199,960
   Starwood Hotels & Resorts Worldwide                      3,348        114,803
   Target                                                  14,234        643,804
   Tiffany                                                  2,362         89,260
   Time Warner                                             65,404        936,585
   TJX                                                      7,844        264,421
   VF                                                       1,569        112,309
   Viacom, Cl B *                                          11,485        320,776
   Walt Disney                                             34,917      1,059,731
   Washington Post, Cl B                                       89         55,024
   Wendy's International                                    1,601         36,743
   Whirlpool                                                1,227         92,884
   Wyndham Worldwide                                        2,904         52,098
   Yum! Brands                                              8,774        314,285
                                                                    ------------
                                                                      16,173,044
                                                                    ------------
   CONSUMER STAPLES (10.9%)
   Altria Group                                            37,840        770,044
   Anheuser-Busch                                          13,031        882,981
   Archer-Daniels-Midland                                  11,531        330,133
   Avon Products                                            8,007        339,497
   Brown-Forman, Cl B                                       1,538        110,674

SCHEDULE OF INVESTMENTS (UNAUDITED)
JULY 31, 2008

United Association S&P 500 Index Fund

Description                                               Shares        Value
-----------                                             ---------   ------------
   CONSUMER STAPLES - (CONTINUED)
   Campbell Soup                                            3,632   $    132,132
   Clorox                                                   2,523        137,504
   Coca-Cola                                               36,555      1,882,583
   Coca-Cola Enterprises                                    4,620         78,217
   Colgate-Palmolive                                        9,338        693,533
   ConAgra Foods                                            8,633        187,163
   Constellation Brands, Cl A *                             3,688         79,366
   Costco Wholesale                                         7,995        501,127
   CVS                                                     26,403        963,709
   Dean Foods *                                             2,658         56,615
   Estee Lauder, Cl A                                       2,167         95,565
   General Mills                                            6,159        396,578
   Hershey                                                  3,040        111,781
   HJ Heinz                                                 5,792        291,801
   Kellogg                                                  4,677        248,162
   Kimberly-Clark                                           7,560        437,195
   Kraft Foods, Cl A                                       27,349        870,245
   Kroger                                                  12,008        339,586
   Lorillard *                                              3,138        210,591
   McCormick                                                2,250         90,225
   Molson Coors Brewing, Cl B                               2,661        143,614
   Pepsi Bottling Group                                     2,324         64,723
   PepsiCo                                                 29,084      1,935,831
   Philip Morris International                             38,548      1,991,004
   Procter & Gamble                                        55,848      3,656,927
   Reynolds American                                        2,824        157,664
   Safeway                                                  7,870        210,286
   Sara Lee                                                12,065        164,808
   Supervalu                                                3,706         94,948
   Sysco                                                   10,862        308,046
   Tyson Foods, Cl A                                        4,739         70,611
   UST                                                      2,593        136,418
   Walgreen                                                18,154        623,408
   Wal-Mart Stores                                         42,578      2,495,922
   Whole Foods Market                                       2,698         59,815
   WM Wrigley Jr.                                           3,924        309,839
                                                                    ------------
                                                                      22,660,871
                                                                    ------------
   ENERGY (13.7%)
   Anadarko Petroleum                                       8,556        495,478
   Apache                                                   6,115        685,920
   Baker Hughes                                             5,658        469,105
   BJ Services                                              5,452        160,289
   Cabot Oil & Gas                                          1,786         78,602
   Cameron International *                                  4,056        193,715
   Chesapeake Energy                                        8,829        442,774

Description                                               Shares        Value
-----------                                             ---------   ------------
   Chevron                                                 37,830   $  3,198,905
   ConocoPhillips                                          28,218      2,303,153
   Consol Energy                                            3,394        252,480
   Devon Energy                                             8,176        775,821
   El Paso                                                 13,062        234,202
   ENSCO International                                      2,638        182,391
   EOG Resources                                            4,561        458,517
   Exxon Mobil                                             96,553      7,765,758
   Halliburton                                             15,988        716,582
   Hess                                                     5,173        524,542
   Marathon Oil                                            12,939        640,092
   Massey Energy                                            1,470        109,147
   Murphy Oil                                               3,523        280,889
   Nabors Industries Ltd. *                                 5,145        187,587
   National Oilwell Varco *                                 7,651        601,598
   Noble                                                    4,912        254,785
   Noble Energy                                             3,172        234,316
   Occidental Petroleum                                    15,000      1,182,450
   Peabody Energy                                           5,039        340,888
   Range Resources                                          2,861        138,930
   Rowan                                                    2,058         81,908
   Schlumberger                                            21,857      2,220,671
   Smith International                                      3,731        277,512
   Southwestern Energy *                                    6,324        229,624
   Spectra Energy                                          11,630        315,987
   Sunoco                                                   2,032         82,520
   Tesoro                                                   2,517         38,862
   Transocean                                               5,859        797,000
   Valero Energy                                            9,659        322,707
   Weatherford International *                             12,535        472,946
   Williams                                                10,802        346,204
   XTO Energy                                               9,378        442,923
                                                                    ------------
                                                                      28,537,780
                                                                    ------------
   FINANCIALS (14.9%)
   Aflac                                                    8,728        485,364
   Allstate                                                10,067        465,297
   American Capital                                         3,708         75,347
   American Express                                        21,172        785,905
   American International Group                            48,975      1,275,799
   Ameriprise Financial                                     3,943        167,577
   AON                                                      5,513        252,495
   Apartment Investment & Management REIT, Cl A             1,639         56,005
   Assurant                                                 1,827        109,839
   AvalonBay Communities REIT                               1,412        140,791
   Bank of America                                         83,328      2,741,491

SCHEDULE OF INVESTMENTS (UNAUDITED)
JULY 31, 2008

United Association S&P 500 Index Fund

Description                                               Shares        Value
-----------                                             ---------   ------------
   FINANCIALS - (CONTINUED)
   Bank of New York Mellon                                 20,906   $    742,163
   BB&T                                                     9,932        278,295
   Boston Properties REIT                                   2,182        209,887
   Capital One Financial                                    6,920        289,671
   CB Richard Ellis Group, Cl A *                           3,229         45,367
   Charles Schwab                                          17,328        396,638
   Chubb                                                    6,578        316,007
   Cincinnati Financial                                     2,793         77,757
   CIT Group                                                5,164         43,791
   Citigroup                                               99,428      1,858,309
   CME Group, Cl A                                            996        358,689
   Comerica                                                 2,696         77,429
   Developers Diversified Realty REIT                       2,189         69,960
   Discover Financial Services                              8,410        123,207
   E*Trade Financial *                                      8,213         24,803
   Equity Residential REIT                                  4,993        215,548
   Fannie Mae                                              19,452        223,698
   Federated Investors, Cl B                                1,612         52,970
   Fifth Third Bancorp                                     10,332        144,338
   First Horizon National                                   3,213         30,202
   Franklin Resources                                       2,859        287,644
   Freddie Mac                                             11,821         96,578
   General Growth Properties REIT                           4,889        134,007
   Genworth Financial, Cl A                                 7,911        126,339
   Goldman Sachs Group                                      7,220      1,328,769
   Hartford Financial Services Group                        5,752        364,619
   HCP REIT                                                 4,293        154,849
   Host Hotels & Resorts REIT                               9,336        122,395
   Hudson City Bancorp                                      9,488        173,251
   Huntington Bancshares                                    6,403         44,949
   IntercontinentalExchange *                               1,311        130,838
   Janus Capital Group                                      2,939         89,169
   JPMorgan Chase                                          63,113      2,564,281
   Keycorp                                                  8,730         92,102
   Kimco Realty REIT                                        4,636        163,604
   Legg Mason                                               2,579        104,063
   Lehman Brothers Holdings                                12,733        220,790
   Leucadia National                                        3,232        144,697
   Lincoln National                                         4,739        226,050
   Loews                                                    6,617        294,854
   M&T Bank                                                 1,388         97,687
   Marsh & McLennan                                         9,349        264,109
   Marshall & Ilsley                                        4,644         70,589
   MBIA                                                     3,879         23,002
   Merrill Lynch                                           24,580        655,057
   MetLife                                                 12,888        654,324

Description                                               Shares        Value
-----------                                             ---------   ------------
   MGIC Investment                                          2,285   $     14,624
   Moody's                                                  3,642        126,778
   Morgan Stanley                                          20,236        798,917
   National City (A)                                       13,896         65,728
   Northern Trust                                           3,500        273,595
   NYSE Euronext                                            4,843        228,783
   Plum Creek Timber REIT                                   3,165        154,199
   PNC Financial Services Group                             6,321        450,624
   Principal Financial Group                                4,621        196,439
   Progressive                                             12,487        252,862
   Prologis REIT                                            4,791        234,184
   Prudential Financial                                     7,891        544,242
   Public Storage REIT                                      2,293        187,774
   Regions Financial                                       12,558        119,050
   Safeco                                                   1,643        108,701
   Simon Property Group REIT                                4,136        383,118
   SLM *                                                    8,532        146,153
   Sovereign Bancorp                                        8,633         82,186
   State Street                                             7,797        558,577
   SunTrust Banks                                           6,391        262,414
   T Rowe Price Group                                       4,877        291,888
   Torchmark                                                1,597         92,706
   Travelers                                               10,938        482,585
   UnumProvident                                            6,213        150,106
   US Bancorp                                              31,810        973,704
   Vornado Realty Trust REIT                                2,470        234,823
   Wachovia                                                38,978        673,150
   Washington Mutual                                       25,241        134,535
   Wells Fargo                                             60,227      1,823,071
   XL Capital Ltd., Cl A                                    4,942         88,412
   Zions Bancorporation                                     1,876         54,911
                                                                    ------------
                                                                      30,952,094
                                                                    ------------
   HEALTH CARE (12.4%)
   Abbott Laboratories                                     28,231      1,590,535
   Aetna                                                    8,927        366,096
   Allergan                                                 5,731        297,611
   AmerisourceBergen                                        2,862        119,832
   Amgen *                                                 19,894      1,245,961
   Applied Biosystems                                       2,992        110,495
   Barr Pharmaceuticals *                                   1,904        125,626
   Baxter International                                    11,621        797,317
   Becton Dickinson                                         4,528        384,472
   Biogen Idec *                                            5,491        383,052
   Boston Scientific *                                     24,613        292,649
   Bristol-Myers Squibb                                    36,077        761,946
   Cardinal Health                                          6,439        345,967

SCHEDULE OF INVESTMENTS (UNAUDITED)
JULY 31, 2008

United Association S&P 500 Index Fund

Description                                               Shares        Value
-----------                                             ---------   ------------
   HEALTH CARE - (CONTINUED)
   Celgene *                                                8,188   $    618,112
   Cigna                                                    5,020        185,840
   Coventry Health Care *                                   2,671         94,473
   Covidien                                                 9,160        451,038
   CR Bard                                                  1,873        173,889
   DaVita *                                                 1,781         99,469
   Eli Lilly                                               17,919        844,164
   Express Scripts *                                        4,631        326,671
   Forest Laboratories *                                    5,458        193,814
   Genzyme *                                                4,995        382,867
   Gilead Sciences *                                       17,159        926,243
   Hospira *                                                2,847        108,642
   Humana *                                                 3,081        135,287
   IMS Health                                               3,378         70,600
   Intuitive Surgical *                                       735        228,798
   Johnson & Johnson                                       51,508      3,526,753
   King Pharmaceuticals *                                   4,277         49,228
   Laboratory Corp of America Holdings *                    2,071        139,958
   McKesson                                                 5,043        282,358
   Medco Health Solutions *                                 9,318        461,986
   Medtronic                                               20,525      1,084,336
   Merck                                                   39,003      1,283,199
   Millipore *                                              1,057         74,360
   Mylan *                                                  6,303         81,750
   Patterson *                                              2,363         73,796
   PerkinElmer                                              2,271         66,086
   Pfizer                                                 122,877      2,294,114
   Quest Diagnostics                                        2,932        155,865
   Schering-Plough                                         29,640        624,811
   St. Jude Medical *                                       6,324        294,572
   Stryker                                                  4,464        286,544
   Tenet Healthcare *                                       8,951         51,826
   Thermo Fisher Scientific *                               7,899        478,047
   UnitedHealth Group                                      22,141        621,719
   Varian Medical Systems *                                 2,492        149,520
   Waters *                                                 1,957        132,959
   Watson Pharmaceuticals *                                 1,951         56,403
   WellPoint *                                              9,453        495,810
   Wyeth                                                   24,307        984,920
   Zimmer Holdings *                                        4,192        288,871
                                                                    ------------
                                                                      25,701,257
                                                                    ------------
   INDUSTRIALS (11.1%)
   3M                                                      12,791        900,359
   Allied Waste Industries *                                5,859         70,894
   Avery Dennison                                           1,809         79,614

Description                                               Shares        Value
-----------                                             ---------   ------------
   Boeing                                                  13,669   $    835,313
   Burlington Northern Santa Fe                             5,437        566,155
   Caterpillar                                             11,225        780,362
   CH Robinson Worldwide                                    3,282        158,192
   Cintas                                                   2,268         64,502
   Cooper Industries Ltd., Cl A                             3,075        129,673
   CSX                                                      7,593        513,135
   Cummins                                                  3,909        259,323
   Danaher                                                  4,777        380,488
   Deere                                                    7,876        552,580
   Dover                                                    3,439        170,678
   Eaton                                                    3,054        216,956
   Emerson Electric                                        14,405        701,524
   Equifax                                                  2,323         81,514
   Expeditors International Washington                      3,975        141,152
   FedEx                                                    5,594        441,031
   Fluor                                                    3,416        277,892
   General Dynamics                                         7,337        654,020
   General Electric                                       181,744      5,141,538
   Goodrich                                                 2,342        115,086
   Honeywell International                                 13,597        691,271
   Illinois Tool Works                                      7,205        337,554
   Ingersoll-Rand, Cl A                                     5,686        204,696
   ITT                                                      3,313        221,839
   Jacobs Engineering Group *                               2,407        186,157
   L-3 Communications Holdings                              2,296        226,592
   Lockheed Martin                                          6,236        650,602
   Manitowoc                                                2,628         69,274
   Masco                                                    6,353        104,761
   Monster Worldwide *                                      2,646         46,940
   Norfolk Southern                                         6,912        497,111
   Northrop Grumman                                         6,173        415,998
   Paccar                                                   6,595        277,386
   Pall                                                     2,239         90,500
   Parker Hannifin                                          3,200        197,376
   Pitney Bowes                                             3,581        113,482
   Precision Castparts                                      2,520        235,444
   Raytheon                                                 7,740        440,638
   Robert Half International                                3,036         76,780
   Rockwell Automation                                      2,536        112,877
   Rockwell Collins                                         3,009        149,517
   RR Donnelley & Sons                                      3,635         97,055
   Ryder System                                             1,067         70,379
   Southwest Airlines                                      13,562        211,432
   Terex *                                                  1,782         84,342
   Textron                                                  4,555        198,006
   Tyco International                                       8,791        391,727

SCHEDULE OF INVESTMENTS (UNAUDITED)
JULY 31, 2008

United Association S&P 500 Index Fund

Description                                               Shares        Value
-----------                                             ---------   ------------
   INDUSTRIALS - (CONTINUED)
   Union Pacific                                            9,514   $    784,334
   United Parcel Service, Cl B                             18,674      1,177,956
   United Technologies                                     17,800      1,138,844
   W.W. Grainger                                            1,236        110,634
   Waste Management                                         8,968        318,723
                                                                    ------------
                                                                      23,162,208
                                                                    ------------
   INFORMATION TECHNOLOGY (16.2%)
   Adobe Systems *                                          9,860        407,711
   Advanced Micro Devices *                                11,825         49,783
   Affiliated Computer Services, Cl A *                     1,770         85,314
   Agilent Technologies *                                   6,567        236,806
   Akamai Technologies *                                    3,226         75,295
   Altera                                                   5,729        125,752
   Analog Devices                                           5,480        167,195
   Apple Computer *                                        16,173      2,570,698
   Applied Materials                                       25,044        433,762
   Autodesk *                                               4,024        128,325
   Automatic Data Processing                                9,398        401,389
   BMC Software *                                           3,677        120,937
   Broadcom, Cl A *                                         8,407        204,206
   CA                                                       7,422        177,089
   Ciena *                                                  1,646         34,023
   Cisco Systems *                                        108,066      2,376,371
   Citrix Systems *                                         3,444         91,748
   Cognizant Technology Solutions, Cl A *                   5,696        159,887
   Computer Sciences *                                      2,612        123,730
   Compuware *                                              4,823         53,053
   Convergys *                                              1,981         25,159
   Corning                                                 28,887        578,029
   Dell *                                                  36,771        903,463
   eBay *                                                  20,387        513,141
   Electronic Arts *                                        5,894        254,503
   Electronic Data Systems                                  9,317        231,155
   EMC *                                                   38,284        574,643
   Fidelity National Information Services                   3,306         62,649
   Fiserv *                                                 2,952        141,165
   Google, Cl A *                                           4,262      2,019,122
   Hewlett-Packard                                         45,099      2,020,435
   Intel                                                  104,522      2,319,343
   International Business Machines                         25,110      3,213,578
   Intuit *                                                 5,960        162,887
   Jabil Circuit                                            3,610         58,699
   JDS Uniphase *                                           4,234         46,278
   Juniper Networks *                                       9,594        249,732
   Kla-Tencor                                               3,146        118,258

Description                                               Shares        Value
-----------                                             ---------   ------------
   Lexmark International, Cl A *                            1,625   $     57,005
   Linear Technology                                        4,150        128,857
   LSI *                                                   12,845         89,144
   Mastercard, Cl A                                         1,330        324,719
   MEMC Electronic Materials *                              4,391        202,908
   Microchip Technology                                     3,315        105,848
   Micron Technology *                                     14,031         67,770
   Microsoft                                              146,394      3,765,254
   Molex                                                    2,702         66,280
   Motorola                                                40,892        353,307
   National Semiconductor                                   4,046         84,764
   NetApp *                                                 6,413        163,852
   Novell *                                                 6,375         35,509
   Novellus Systems *                                       1,880         38,296
   Nvidia *                                                10,272        117,512
   Oracle *                                                72,957      1,570,764
   Paychex                                                  5,858        192,845
   QLogic *                                                 2,400         45,216
   Qualcomm                                                29,841      1,651,401
   SanDisk *                                                4,274         60,263
   Sun Microsystems *                                      13,272        141,081
   Symantec *                                              15,568        328,018
   Tellabs *                                                6,636         34,109
   Teradata *                                               2,909         68,129
   Teradyne *                                               3,423         32,073
   Texas Instruments                                       24,034        585,949
   Total System Services                                    3,673         71,917
   Tyco Electronics                                         8,738        289,577
   Unisys *                                                 5,241         19,339
   VeriSign *                                               3,829        124,596
   Western Union                                           13,524        373,803
   Xerox                                                   15,692        214,039
   Xilinx                                                   5,195        128,992
   Yahoo! *                                                25,159        500,412
                                                                    ------------
                                                                      33,548,861
                                                                    ------------
   MATERIALS (3.7%)
   Air Products & Chemicals                                 3,896        370,938
   AK Steel Holding                                         2,050        130,175
   Alcoa                                                   14,912        503,280
   Allegheny Technologies                                   1,853         87,628
   Ashland                                                  1,074         44,861
   Ball                                                     1,838         81,938
   Bemis                                                    1,451         40,860
   Dow Chemical                                            17,005        566,437
   Eastman Chemical                                         1,426         85,503
   Ecolab                                                   3,319        148,359

SCHEDULE OF INVESTMENTS (UNAUDITED)
JULY 31, 2008

United Association S&P 500 Index Fund

Description                                               Shares        Value
-----------                                             ---------   ------------
   MATERIALS - (CONTINUED)
   EI Du Pont de Nemours                                   16,307   $    714,410
   Freeport-McMoRan Copper & Gold                           7,043        681,410
   Hercules                                                 1,838         36,852
   International Flavors & Fragrances                       1,223         49,189
   International Paper                                      7,067        195,897
   MeadWestvaco                                             2,650         71,046
   Monsanto                                                10,187      1,213,374
   Newmont Mining                                           8,352        400,562
   Nucor                                                    5,766        329,930
   Pactiv *                                                 2,190         52,801
   PPG Industries                                           2,839        172,157
   Praxair                                                  5,866        549,820
   Rohm & Haas                                              2,227        167,025
   Sealed Air                                               2,908         63,104
   Sigma-Aldrich                                            2,540        154,280
   Titanium Metals                                          2,007         22,599
   United States Steel                                      2,227        357,122
   Vulcan Materials                                         1,985        127,417
   Weyerhaeuser                                             3,860        206,356
                                                                    ------------
                                                                       7,625,330
                                                                    ------------
   TELECOMMUNICATION SERVICES (3.0%)
   American Tower, Cl A *                                   7,453        312,281
   AT&T                                                   108,588      3,345,596
   CenturyTel                                               1,600         59,504
   Embarq                                                   2,500        114,425
   Frontier Communications                                  4,873         56,332
   Qwest Communications International                      25,315         96,956
   Sprint-FON Group                                        52,109        424,167
   Verizon Communications                                  52,147      1,775,084
   Windstream                                               7,606         90,664
                                                                    ------------
                                                                       6,275,009
                                                                    ------------
   UTILITIES (3.6%)
   AES *                                                   12,145        196,020
   Allegheny Energy                                         3,170        153,428
   Ameren                                                   3,606        148,171
   American Electric Power                                  7,340        289,930
   Centerpoint Energy                                       5,733         90,409
   CMS Energy                                               3,669         49,531
   Consolidated Edison                                      4,567        181,310
   Constellation Energy Group                               3,252        270,436
   Dominion Resources                                      10,484        463,183
   DTE Energy                                               2,943        120,604
   Duke Energy                                             22,443        394,548
   Dynegy, Cl A *                                           8,898         59,884

                                                         Shares/
Description                                               Rights        Value
-----------                                             ---------   ------------
   Edison International                                     5,890   $    284,723
   Entergy                                                  3,521        376,465
   Exelon                                                  12,049        947,292
   FirstEnergy                                              5,590        411,145
   FPL Group                                                7,428        479,329
   Integrys Energy Group                                    1,247         63,672
   Nicor                                                      824         32,812
   NiSource                                                 4,192         71,599
   Pepco Holdings                                           3,539         88,263
   PG&E                                                     6,529        251,562
   Pinnacle West Capital                                    1,392         46,729
   PPL                                                      6,837        321,066
   Progress Energy                                          4,839        204,738
   Progress Energy (CVO) *                                  7,250             --
   Public Service Enterprise Group                          9,178        383,640
   Questar                                                  3,239        171,278
   Sempra Energy                                            4,498        252,608
   Southern                                                13,889        491,532
   TECO Energy                                              3,824         70,935
   Xcel Energy                                              7,694        154,342
                                                                    ------------
                                                                       7,521,184
                                                                    ------------
TOTAL COMMON STOCK
      (Cost $231,466,450)                                            202,157,638
                                                                    ------------
EXCHANGE TRADED FUNDS (1.4%)
   i-Shares S&P 500 Index Fund                             12,500      1,588,250
   SPDR Trust Ser 1                                        10,000      1,268,300
                                                                    ------------
TOTAL EXCHANGE TRADED FUNDS
      (Cost $3,398,882)                                                2,856,550
                                                                    ------------
RIGHTS (0.0%)
   Seagate (B)
      (Cost $0)                                            15,971             --
                                                                    ------------
CASH EQUIVALENT (1.1%)
   Goldman Financial Prime Obligation
      Money Market Fund, 2.370% (C)
      (Cost $2,338,618)                                 2,338,618      2,338,618
                                                                    ------------
TOTAL INVESTMENTS - 99.8%
   (Cost $237,203,950)+                                             $207,352,806
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $207,701,163.

*    NON-INCOME PRODUCING SECURITY.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JULY 31, 2008

United Association S&P 500 Index Fund

(A) THE FUND MAY PURCHASE SECURITIES OF CERTAIN COMPANIES WITH WHICH IT IS AFFILIATED TO THE EXTEND THESE COMPANIES ARE REPRESENTED IN ITS BENCHMARK INDEX..

(B) THIS SECURITY WAS ISSUED FOR POSSIBLE SETTLEMENT OF PENDING LITIGATION AND DOES NOT HAVE AN EXPIRATION DATE.

(C)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2008.

CL   - CLASS
LTD. - LIMITED
REIT - REAL ESTATE INVESTMENT TRUST
SER  - SERIES
CVO  - CONTINGENT VALUE OBLIGATION
SPDR - STANDARD & POOR'S DEPOSITARY RECEIPTS

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

+    AT JULY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
$234,128,785, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $41,184,515 AND $(67,960,494), RESPECTIVELY.

A summary of the open long S&P 500 Index futures contracts held by the Fund at July 31, 2008, is as follows:

NUMBER OF    CONTRACT                      UNREALIZED
CONTRACTS      VALUE       EXPIRATION     DEPRECIATION
---------   ----------   --------------   ------------
    8       $2,534,200   September 2008   $(118,220.00)
                                          ============

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

UAF-QH-003-0300

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)                  /s/ Philip T. Masterson
                                          -----------------------------------
                                          Philip T. Masterson
                                          President

Date: September 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                  /s/ Philip T. Masterson
                                          -----------------------------------
                                          Philip T. Masterson
                                          President

Date: September 26, 2008

By (Signature and Title)                  /s/ Michael Lawson
                                          -----------------------------------
                                          Michael Lawson
                                          Controller & CFO

Date: September 26, 2008